Schedule of Investments

November 30, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.00%
New Jersey–85.17%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$1,250	$1,283,789

Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	1,325	1,420,888

Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,665,853

Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,090

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,017,133

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,028,162

Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,016,060

Series 2014, Ref. RB	5.25%	11/01/2044	4,990	5,004,402

Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,219,365

Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	975,141

Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(c)	0.00%	11/01/2026	140	127,288

Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	4,250	4,545,854

Gloucester (County of), NJ Improvement Authority (The) (Rowan University);
Series 2015, RB	5.00%	07/01/2033	1,400	1,431,146

Series 2019, RB	5.00%	07/01/2044	2,375	2,513,873

Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	1,600	1,564,877

Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,117,979

Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,007

Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	8,000	8,565,399

Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(d)	5.50%	09/01/2030	20	20,037

New Jersey (State of);
Series 2016, GO Bonds(e)	5.00%	06/01/2028	5,000	5,357,827

Series 2020 A, GO Bonds	4.00%	06/01/2032	4,540	4,853,962

New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB(f)(g)	5.00%	06/15/2026	300	315,858

Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	629,644

New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(d)	6.50%	04/01/2031	90	89,319

Series 2015 WW, RB(f)(g)	5.00%	06/15/2025	3,000	3,091,834

Series 2015 WW, RB(f)(g)	5.00%	06/15/2025	3,000	3,091,834

Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,148,066

Series 2018 A, RB	5.00%	06/15/2047	3,000	3,075,576

Series 2020, RB	4.00%	11/01/2038	1,000	1,009,127

New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(b)	5.00%	10/01/2039	2,000	1,300,517

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	2,350	2,351,270

Series 2012, RB(d)	5.75%	09/15/2027	900	900,174

New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(d)	6.50%	09/01/2030	20	17,464

New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	351,600

Series 2018 A, RB	5.00%	07/01/2050	1,000	953,622

New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,084,320

Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,584,420

New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,202,172

Series 2014 A, RB(b)	6.00%	10/01/2034	515	516,508

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	$3,815	$3,462,816

New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	947,811

Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,328,981

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,631	2,820,032

New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	2,000	2,008,260

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(d)	5.00%	10/01/2047	2,000	1,967,037

New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,085,228

New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	49,611

New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2046	3,465	3,234,969

New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,013,230

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	8,650	8,656,713

New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(d)	5.00%	06/15/2037	1,515	1,515,010

Series 2012 A, RB(d)	5.13%	06/15/2043	3,250	3,249,902

New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,347,195

Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,500,819

Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,369,278

Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,488,464

New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	2,037,919

New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	744,016

New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2022 A, RB	5.00%	03/01/2032	2,500	2,947,465

New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	172,049

Series 2017 F, RB	5.00%	07/01/2036	400	365,675

Series 2017 F, RB	5.00%	07/01/2047	3,250	2,682,796

New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	3,075,266

Series 2020 A, RB	4.00%	07/01/2050	3,000	2,688,156

New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	1,990	2,042,494

New Jersey (State of) Health Care Facilities Financing Authority; Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,084,346

New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,009,062

New Jersey (State of) Health Care Facilities Financing Authority (Marlboro Psychiatric Hospital); Series 2013, RB	5.00%	09/15/2029	5,000	5,003,663

New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2021, RB	4.00%	07/01/2045	3,000	2,903,775

New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,003,741

New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,352,556

New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(d)	3.63%	12/01/2049	1,000	793,345

Series 2021 C, RB(d)	3.25%	12/01/2051	500	349,554

Series 2023 B, RB(d)	4.00%	12/01/2044	2,000	1,920,978

Series 2023 C, RB(d)	5.00%	12/01/2053	2,000	1,882,299

New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	766,490

Series 2018 BB, Ref. RB(d)	3.80%	10/01/2032	765	733,493

Series 2019 A, Ref. RB	3.00%	11/01/2044	510	388,412

Series 2019 A, Ref. RB	3.05%	11/01/2049	865	623,312

Series 2020 E, Ref. RB	2.45%	10/01/2050	515	349,750

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	$2,910	$2,998,521

Series 2023 J, RB	4.70%	10/01/2048	3,250	3,277,708

New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	12,000	6,886,782

Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,040,673

Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	1,016,673

Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,882,935

Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,685,785

Series 2019 BB, RB	4.00%	06/15/2050	5,930	5,508,085

Series 2022, RB	5.50%	06/15/2050	1,500	1,629,269

Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	1,972,431

Series 2023 BB, RB	5.25%	06/15/2050	2,000	2,147,054

New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	5,975	5,987,190

Series 2022 B, RB	5.25%	01/01/2052	3,000	3,277,551

Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,068,674

Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	439,843

Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	303,121

Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	825,437

Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,005,941

Newark (City of), NJ Parking Authority (The);
Series 2023, RB (INS - AGM)(a)	5.25%	02/01/2043	375	398,477

Series 2023, RB (INS - AGM)(a)	5.50%	02/01/2051	500	527,924

Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	1,000	1,009,552

Series 2023, RB	5.50%	07/01/2058	1,000	1,014,167

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(f)	5.00%	12/01/2023	4,900	4,900,000

South Jersey Transportation Authority;
Series 2020 A, RB	5.00%	11/01/2045	2,000	2,059,507

Series 2022 A, RB	4.63%	11/01/2047	1,000	1,006,690

Series 2022 A, RB	5.25%	11/01/2052	2,000	2,090,225

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,023,938

Series 2018 A, Ref. RB	5.25%	06/01/2046	3,000	3,060,020

Series 2018 B, Ref. RB	5.00%	06/01/2046	5,170	5,184,397

Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(d)	5.00%	03/01/2028	55	55,087

Wall Township School District; Series 2023, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	07/15/2045	2,000	1,965,962

				238,888,044

Puerto Rico–7.89%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,170,309

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	6.50%	08/01/2026	5,235	137,419

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	35	33,758

Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	166,527

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	236	240,418

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	244,661

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	243,755

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	241,014

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	198,429

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	174,842

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	146,600

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	192,660

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	192,847

Subseries 2022, RN	0.00%	11/01/2043	937	488,289

Subseries 2022, RN	0.00%	11/01/2051	5,335	2,147,500

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB(h)	5.25%	07/01/2030	$500	$126,250

Series 2010 AAA, RB(h)	5.25%	07/01/2031	550	138,875

Series 2012 A, RB(h)	5.05%	07/01/2042	45	11,363

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 05/26/2000; Cost $159,655)(d)(h)(i)	6.63%	06/01/2026	160	112,000

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,364,320

Series 2019 A-2, RB	4.54%	07/01/2053	60	54,833

Series 2019 A-2B, RB	4.55%	07/01/2040	304	296,149

				22,122,818

New York–4.15%
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(d)	4.00%	11/01/2059	2,000	1,775,196

Series 2019, RB(d)	5.00%	11/01/2049	1,500	1,527,288

Series 2020 221, RB(d)	4.00%	07/15/2045	4,000	3,816,079

Series 2021, Ref. RB(d)	4.00%	07/15/2046	1,615	1,521,479

Two Hundred Sixth Series 2017, Ref. RB(d)	5.00%	11/15/2037	850	881,426

Two Hundred Thirty Fourth Series 2022, Ref. RB(d)	5.50%	08/01/2052	500	534,914

Two Hundred Twenty Three Series 2021, Ref. RB(d)	4.00%	07/15/2041	1,635	1,599,252

				11,655,634

Guam–0.70%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	1,955,352

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(d)	5.75%	09/01/2031	10	10,412

				1,965,764

Virgin Islands–0.70%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	497,669

Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,311,170

Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024	50	49,392

Series 2007 A, RB	5.00%	07/01/2026	15	14,516

Series 2007 A, RB	5.00%	07/01/2027	85	81,890

				1,954,637

Northern Mariana Islands–0.39%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(d)	6.25%	03/15/2028	1,135	1,089,416

TOTAL INVESTMENTS IN SECURITIES(j)–99.00% (Cost $279,295,643)				277,676,313

FLOATING RATE NOTE OBLIGATIONS–(1.34)%
Note with an interest and fee rate of 3.99% at 11/30/2023 and a contractual maturity of collateral of 06/01/2028(k)				(3,750,000)

OTHER ASSETS LESS LIABILITIES–2.34%				6,559,386

NET ASSETS–100.00%				$280,485,699

Investment Abbreviations:

AGM – Assured Guaranty Municipal Corp.
AMBAC – American Municipal Bond Assurance Corp.
BAM – Build America Mutual Assurance Co.
CEP – Credit Enhancement Provider
FHLMC – Federal Home Loan Mortgage Corp.
GO – General Obligation
INS – Insurer
NATL – National Public Finance Guarantee Corp.
PCR – Pollution Control Revenue Bonds
RB – Revenue Bonds
Ref. – Refunding
RN – Revenue Notes
SGI – Syncora Guarantee, Inc.

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $9,981,922, which represented 3.56% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $388,488, which represented less than 1% of the Fund’s Net Assets.

(i)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	5.02%

(k)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $5,357,827 are held by TOB Trusts and serve as collateral for the $3,750,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$277,676,313	$–	$277,676,313

Other Investments - Assets

Investments Matured	–	194,114	–	194,114

Total Investments	$–	$277,870,427	$–	$277,870,427

Invesco New Jersey Municipal Fund